Significant Concentrations of Credit Risk - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Real Estate Investment
Concentration Risk [Line Items]
Concentration risk , percentage	11.70%	12.60%
Consumer Housing loans
Concentration Risk [Line Items]
Concentration risk , percentage	10.90%	10.40%
Transportation equipment
Concentration Risk [Line Items]
Concentration risk , percentage	10.40%	8.80%
Japan
Concentration Risk [Line Items]
Credit exposures on a geographic basis	4,723	4,733
Concentration risk , percentage	77.00%	77.00%
United States
Concentration Risk [Line Items]
Credit exposures on a geographic basis	777	858